Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Expenses [Abstract]
Travel, entertainment, training and recruiting	$ 761	$ 825
Insurance	347	343
Stationery and supplies	249	222
Retail losses	37	79
Other	489	373
Total other expenses	$ 1,883	$ 1,842